Related-party transactions (Details 3) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Number	Dec. 31, 2024 USD ($) Number
IfrsStatementLineItems [Line Items]
Wages and short-term benefits	$ 3.4	$ 3.4
Social security and other employee-related taxes	0.8	0.8
Post-employment benefits (pension plan)	0.4	0.3
Variable compensation	2.8	2.6
Benefits due to termination of tenure	0.2	0.5
Total compensation recognized in the statement of income	7.6	7.6
Total compensation paid	$ 6.4	$ 6.8
Average number of members in the period | Number	20.00	20.00
Average number of paid members in the period | Number	17.92	17.00
Officers [Member]
IfrsStatementLineItems [Line Items]
Wages and short-term benefits	$ 3.0	$ 3.0
Social security and other employee-related taxes	0.8	0.8
Post-employment benefits (pension plan)	0.4	0.3
Variable compensation	2.8	2.6
Benefits due to termination of tenure	0.2	0.5
Total compensation recognized in the statement of income	7.2	7.2
Total compensation paid	$ 6.0	$ 6.4
Average number of members in the period | Number	9.00	9.00
Average number of paid members in the period | Number	8.92	9.00
Board Members [Member]
IfrsStatementLineItems [Line Items]
Wages and short-term benefits	$ 0.4	$ 0.4
Total compensation recognized in the statement of income	0.4	0.4
Total compensation paid	$ 0.4	$ 0.4
Average number of members in the period | Number	11.00	11.00
Average number of paid members in the period | Number	9.00	8.00